Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)		6 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Net revenue		$ 12,179,536	$ 8,477,165
Cost of revenue		10,656,224	7,089,388
Gross profit		1,523,312	1,387,777
Operating Expenses
Sales and marketing expenses		8,233,947	822,123
General and administrative expenses		2,624,223	1,105,043
Research and development expense		297,885	247,728
Total operating expense		11,156,055	2,174,894
Operating loss		(9,632,743)	(787,117)
Non-operating Income (Expenses)
Loss on disposal of property and equipment		(5,586)	(5,749)
Other income		17,567	23,449
Other expenses		(5,618)	(119)
Interest expense, net		(57,982)	(71,498)
Subsidy income		184,811	356,947
Total other income, net		133,192	303,030
Loss before income tax		(9,499,551)	(484,087)
Income tax benefit		(203)	(74)
Net loss		(9,499,348)	(484,013)
Other comprehensive income:
Foreign currency translation (loss) gain, net of income taxes		(123,087)	39,797
Total comprehensive loss		$ (9,622,435)	$ (444,216)
Basic losses per share (in Dollars per share)	[1]	$ (4.74)	$ (1.01)
Diluted losses per share (in Dollars per share)	[1]	$ (4.74)	$ (1.01)
Weighted average shares outstanding basic (in Shares)	[1]	2,003,464	478,936
Weighted average shares outstanding diluted (in Shares)	[1]	2,003,464	478,936

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 15).